Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income	$ 1,565	$ 4,222	$ 3,966
Derivative instruments:
Change in fair value of cash-flow hedge	(119)	33	(108)
Reclassification for net (gains)/losses realized and included in net income	(14)	(5)	170
Total change in unrealized gains/losses on cash-flow hedge	(133)	28	62
Available-for-sale debt securities:
Change in fair value of available-for-sale debt securities	1	5	(14)
Reclassification for net (gains)/losses realized and included in net income	0	0	0
Total change in unrealized gains/losses on available-for sale debt securities	1	5	(14)
Defined benefit plans:
Actuarial gains/(losses) arising during the period	(13)	(19)	62
Amortization of actuarial gains losses included in net income	6	6	3
Total change in unrealized gains/losses on defined benefit plans	(7)	(13)	65
Change in foreign currency translation	(238)	133	(148)
Other comprehensive income (loss), net of tax	(377)	153	(35)
Total comprehensive income	1,188	4,375	3,931
Less: comprehensive income (loss) attributable to noncontrolling interest	8	11	7
Total comprehensive income attributable to the Company's stockholders	$ 1,180	$ 4,364	$ 3,924